Long-term Investments (Tables)	12 Months Ended
Aug. 31, 2020
Long-term Investments
Schedule of long-term investments

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
Equity securities without readily determinable fair value	515,679	349,765	51,080
Equity method investments	91,937	84,272	12,307
Available-for-sale investments	880,022	614,141	89,690
	1,487,638	1,048,178	153,077